U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

    Read instructions at end of Form before preparing Form.
                     Please print or type.



     1.     Name and address of issuer:
                    The Prudential Investment
     Portfolios,    Inc.                  100
     Mulberry Street
                    Gateway Center Three
                    Newark, NJ 07102-4077.

     2.     Name of each series or class of securities for which
       this Form is filed (If the Form is being filed for all   series
       and classes of securities of the issuer, check the box but do not list series or classes):

                                                       [X
                                                  ]

     3.   Investment Company Act File Number:
          811-7343
          Securities  Act  File  Number:  33-
61997

     4(a).Last day of fiscal year for which this notice is filed: September 30, 2000.

      (b).[ ] Check box if this Form is being
          filed  late  (i.e.  more  than   90
          calendar days after the end of  the
          issuer's    fiscal   year).    (See
          Instruction A.2)

     Note:  If  the Form is being filed late,
          interest  must  be  paid   on   the
          registration fee due.

     4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

          5.    Calculation  of  registration
          fee:


           (i)   Aggregate  sale   price   of
securities
             sold during the fiscal year in
                reliance   on   rule   24(f):
$5,293,994,568

         (ii)  Aggregate price of  securities
redeemed or
              repurchased during  the  fiscal
year
                     (if         applicable):
$3,302,220,915
         iii)  Aggregate price of  securities
redeemed or
              repurchased  during  any  prior
fiscal
              year  ending  no  earlier  than
          October 11,
              1995  that  were not previously
          used
               to  reduce  registration  fees
          payable to
                      the         Commission.
          $   -0-


        (iv)      Total available redemption credits
                   [add   items   5(ii)   and
        5(iii)].         $3,302,220,915

         (v)  Net sales - If item 5(i)is greater
              than Item 5 (iv) [subtract item
         5(iv)
                   from       item      5(i).
         $1,991,773,653

        (vi)      Redemption credits available for use
                in future years.
                 -if  item  5(i)is less  than
        item 5(iv)
                 [subtract item 5(i)from item
        (5(iv)]   $   --

         (vii)   Multiplier  for  determining
     registration
               fee.  (See  instruction  C.9):
        X   .000250

      (viii)    Registration fee due [multiply item
               5(v)  by  item 5 (vii)]  enter
      "0" if
                 no      fee     is      due.
      =$497,943,41

      6.   Prepaid Shares

         If  the  response to item  5(i)  was
         determined  by         deducting  an
         amount   of  securities  that   were
         registered under the Securities  Act
         of  1933  pursuant to rule 24e-2  as
         in  effect before October 11,  1997,
         then    report   the    amount    of
         securities  (number  of  shares   or
         other    units)    deducted    here:
         .  If there is a number of shares or
         other  units  that  were  registered
         pursuant  to  rule  24e-2  remaining
         unsold  at  the  end of  the  fiscal
         year  for  which this form is  filed
         that  are available for use  by  the
         issuer in future fiscal years,  then
         state      that     number     here:
         .

      7.   Interest due - if this Form is being filed
          more than 90 days after the end  of
      the
            issuer's    fiscal   year    (See
      Instruction D): +$

      8.  Total  amount  of the  registration
      fee due
          plus any interest due [line 5(viii)
      plus
                       line               7]:
      =$497,943,41


      9.   Date the registration fee and any interest
            payment   was   sent    to    the
      Commission's lockbox
         depository:  December 21, 2000

         Method of Delivery:
                     [x]  Wire Transfer
                       [  ]   Mail  or  other
      means




                           SIGNATURES

     This report has been signed below by the
     following  persons  on  behalf  of   the
     issuer and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ Jonathan D.
Shain
                                Jonathan   D.
Shain
                                    Assistant
Secretary


     Date: December 21, 2000

























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